Investment Objectives and Goals - PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund	Jan. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO US Stocks PLUS Active Bond Exchange-Traded Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.